Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2022
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment
In considering the sensitivity of the key assumptions discussed above, management determined that a reasonable change in any of the above would not result in the recoverable amount of any of the groups of CGUs to be less than their carrying amount.

Goodwill by Segment

(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail 1	Wealth Management and Insurance	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2020	$859	$14,142	$1,987	$160	$17,148
Additions (disposals)	43	–	(3)	116	156

Foreign currency translation adjustments and other	(2)	(1,008)	(60)	(2)	(1,072)

Carrying amount of goodwill as at October 31, 2021 2	$900	$13,134	$1,924	$274	$16,232
Additions (disposals)	–	–	–	–	–

Foreign currency translation adjustments and other	2	1,329	80	13	1,424
Carrying amount of goodwill as at October 31, 2022 2	$902	$14,463	$2,004	$287	$17,656

Pre-tax discount rates
2021	9.7%	9.4–10.0%	9.6–11.0%	13.3%
2022	9.7	9.7–10.0	9.6–11.0	13.3

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at October 31, 2022 and October 31, 2021 was nil.

Summary of Other Intangibles
The following table pres
e
nts details of other intangibles as at October 31, 2022 and October 31, 2021.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2020	$2,606	$844	$2,834	$278	$790	$7,352
Additions	–	–	401	58	310	769
Disposals	–	–	(275)	(5)	–	(280)
Fully amortized intangibles	–	–	(251)	(75)	–	(326)

Foreign currency translation adjustments and other	(186)	(10)	(84)	(11)	(41)	(332)

As at October 31, 2021	$2,420	$834	$2,625	$245	$1,059	$7,183
Additions	–	–	651	62	17	730
Disposals	–	–	–	–	–	–
Fully amortized intangibles	–	–	(448)	(72)	8	(512)

Foreign currency translation adjustments and other	244	14	90	(2)	81	427
As at October 31, 2022	$2,664	$848	$2,918	$233	$1,165	$7,828

Amortization and impairment
As at November 1, 2020	$2,563	$690	$1,275	$204	$495	$5,227
Disposals	–	–	(272)	(5)	–	(277)
Impairment losses (reversals)	–	–	–	–	(4)	(4)
Amortization charge for the year	29	61	487	53	76	706
Fully amortized intangibles	–	–	(251)	(75)	–	(326)

Foreign currency translation adjustments and other	(184)	(11)	(32)	(12)	(27)	(266)

As at October 31, 2021	$2,408	$740	$1,207	$165	$540	$5,060
Disposals	–	–	(1)	–	–	(1)
Impairment losses (reversals)	–	–	–	(1)	–	(1)
Amortization charge for the year	10	17	443	50	79	599
Fully amortized intangibles	–	–	(446)	(72)	3	(515)

Foreign currency translation adjustments and other	244	14	53	11	61	383
As at October 31, 2022	$2,662	$771	$1,256	$153	$683	$5,525
Net Book Value:
As at October 31, 2021	$12	$94	$1,418	$80	$519	$2,123
As at October 31, 2022	2	77	1,662	80	482	2,303